Share-Based Compensation (Details) - shares		12 Months Ended
	Nov. 27, 2018	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		1,996,516
2018 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved to be issued	48,676,179
Number of shares granted	41,108,821
Granted		1,996,516
2018 Share Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	7 years
Vesting period	1 year
2018 Share Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Vesting period	4 years